BASIC AND DILUTED LOSS PER SHARE	9 Months Ended
Sep. 30, 2021
Disclosure of Basic and Diluted loss per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE

10.BASIC AND DILUTED LOSS PER SHARE

Basic loss per common share is calculated by dividing net loss by the weighted average number of common shares outstanding.

Diluted loss per common share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all potential dilutive securities. The Company has restricted share units, stock options and warrants which may be dilutive. As a result of losses incurred for the three and nine months ending September 30, 2021 and 2020, these securities are anti-dilutive and therefore excluded from the determination of diluted loss per share.

	Three Months Ended September 30		Nine Months Ended September 30
	2021	2020	2021	2020
Numerator:
Net loss	$(8,555)	$(1,641)	$(24,289)	$(3,552)
Denominator:
Weighted average number of shares-basic (000's)	111,128	80,463	107,520	61,901
Adjustment for dilutive securities	-	-	-	-
Weighted average number of shares-diluted (000's)	111,128	80,463	107,520	61,901
Net loss per share-basic and diluted	$(0.08)	$(0.02)	$(0.23)	$(0.06)